Condensed Consolidated Balance - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 47,773	$ 17,139
Accounts receivable	191
Inventory	626
Prepaid expenses and other current assets	7,830	848
Total current assets	56,420	17,987
Property and equipment, net	4,313	418
Right-of-use assets	1,507	1,656
Deferred transaction costs	3,465	732
Other assets	736	212
Total assets	66,441	21,005
Current liabilities
Accounts payable	591	215
Accrued professional fees and other current liabilities	3,622	1,062
Related party payables	1,371	560
Horizon license agreement payable	10,000
Contract liabilities	2,905	2,608
Current portion of lease liabilities	434	618
Total current liabilities	18,923	5,063
Lease liabilities, net of current portion	1,257	1,181
Convertible debt, net	49,441
Total liabilities	69,621	6,244
Commitments and contingencies (Note 8)
Stockholders' equity
Common stock, $0.001 par value; 150,000,000 shares authorized, 93,750,000 shares issued and outstanding	94	94
Additional paid-incapital	19,522	29,045
Accumulated deficit	(22,418)	(14,271)
Accumulated other comprehensive loss	(54)	(16)
Total Hyzon Motors Inc. stockholders' equity	(2,856)	14,852
Noncontrolling interest	(324)	(91)
Total stockholders' equity	(3,180)	14,761
Total liabilities and stockholders' equity	$ 66,441	$ 21,005